Fair value	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair value
Fair value

9. Fair Value

The following table presents the carrying amounts and estimated fair values of the Company’s notes payable to HCC and redeemable preferred stock at December 31, 2010 and June 30, 2011. See Note 11 — Subsequent Events to these unaudited condensed consolidated financial statements for a discussion of the Company’s termination of the notes payable to HCC and redemption of the preferred stock.

	December 31, 2010		June 30, 2011
	Carrying	Significant Unobservable Inputs (Level 3) Fair	Carrying	Significant Unobservable Inputs (Level 3) Fair
	Amount	Value	Amount	Value
	(In thousands)

Term A Loan and interest payable to HCC	$261,433	$199,361	$243,663	$190,901
Term B Loan and interest payable to HCC	156,262	119,528	150,474	115,538
Redeemable Preferred Stock	198,934	229,433	200,571	191,153

ASC Topic 820 Fair Value Measurements and Disclosures defines fair value of a liability as the price that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. Estimates of the fair value of certain of the Company’s financial instruments are presented in the table above. As a result of recent market conditions, the Company’s debt obligations with HCC have limited or no observable market data available. Fair value measurements for these instruments are included in Level 3 of the fair value hierarchy of ASC Topic 820. These fair value measurements are based primarily upon the Company’s own estimates and are often based on its current pricing policy, the current economic and competitive environment, the characteristics of the instrument, credit and interest rate risks, and other such factors. Therefore, the results cannot be determined with precision, cannot be substantiated by comparison to quoted prices in active markets, and may not be realized in an immediate settlement of the liability. Additionally, there are inherent uncertainties in any fair value measurement technique, and changes in the underlying assumptions used, including discount rates, liquidity risks, and estimates of future cash flows, could significantly affect the fair value measurement amounts.

The carrying amounts shown in the table are included on the accompanying consolidated balance sheets under the indicated captions. The Company estimates the fair value of its debt to HCC on a quarterly basis. The majority of the Company’s debt has been transacted with HCC.

Accounts payable and receivable are carried at reasonable estimates of their fair values because of the short-term nature of these instruments. Interest rates on borrowings under the bank credit facility are for relatively short periods and variable. Therefore, the fair value of this debt is not significantly affected by fluctuations in interest rates.  The credit spread on the debt is fixed, but the market rate will fluctuate.

13. Fair value

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2009 and 2010.

	December 31, 2009		December 31, 2010
(In thousands)	Carrying amount	Significant unobservable inputs (Level 3) fair value	Carrying amount	Significant unobservable inputs (Level 3) fair value

Senior secured note to HCC,
including accrued interest	$758,755	$641,635	$—	$ —
Note and interest payable to HCC	110,062	93,074	—	—
Note and interest payable to HCC	62,845	53,144	—	—
Note and interest payable to HCC	172,407	145,795	—	—
Term A note and interest payable to HCC	—	—	261,433	199,361
Term B note and interest payable to HCC	—	—	156,262	119,528
Company obligated mandatorily redeemable preferred interest	22,902	19,800	—	—

ASC Topic 820 Fair Value Measurements and Disclosures defines fair value of a liability as the price that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the liability, such as inherent risk, transfer restrictions, and credit risk. Level 3 is defined as inputs that are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the liability.

The carrying amounts shown in the table are included on the accompanying consolidated balance sheets under the indicated captions. The Company estimates the fair value of its debt to HCC on a quarterly basis.

Accounts payable and receivable are carried at reasonable estimates of their fair values because of the short-term nature of these instruments. Interest rates on borrowings under the bank credit facility are for relatively short periods and variable. Therefore, the fair value of this debt is not significantly affected by fluctuations in interest rates. The credit spread on the debt is fixed, but the market rate will fluctuate.

Estimates of the fair value of certain of the Company's financial instruments are presented in the tables above. As a result of recent market conditions, the Company's debt obligations with HCC have limited or no observable market data available. Fair value measurements for these instruments are included in Level 3 of the fair value hierarchy of ASC Topic 820. These fair value measurements are based primarily upon the Company's own estimates and are often based on its current pricing policy, the current economic and competitive environment, the characteristics of the instrument, credit and interest rate risks, and other such factors. Therefore, the results cannot be determined with precision, cannot be substantiated by comparison to quoted prices in active markets, and may not be realized in an immediate settlement of the liability. Additionally, there are inherent uncertainties in any fair value measurement technique, and changes in the underlying assumptions used, including discount rates, liquidity risks, and estimates of future cash flows, could significantly affect the fair value measurement amounts.

The majority of the Company's debt has been transacted with HCC. Please see footnote 2 for additional fair value information regarding goodwill and footnote 8 for information regarding the redeemable preferred shares.